UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aurora Investment Counsel
Address: 3350 Riverwood Parkway, Suite #2205
         Atlanta, GA  30339

13F File Number:  028-06618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David J. Yucius, Jr.
Title:     President
Phone:     (770) 226 - 5320

Signature, Place, and Date of Signing:

 /s/ David J. Yucius, Jr.    Atlanta, GA     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

List of 13(f) Securities used for this report: 	Fourth quarter 2012

Form 13F Information Table Entry Total:    90

Form 13F Information Table Value Total:    $108,230 (thousands)

List of Other Included Managers:	   None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- --------

Ametek Inc New        COM          031100100    2,179.00    57997SH              Other              57997       0
CarMax                COM           143130102   2,115.00    56330SH              Other              56330       0
Western Union Company COM           959802109   1,947.00   143065SH              Other             143065       0
C H Robinson WorldwideCOM          12541w209    1,900.00    30047SH              Other              30047       0
Dorman Products Inc   COM           258278100   1,880.00    53189SH              Other              53189       0
RPM International Inc COM           749685103   1,824.00    62126SH              Other              62126       0
Intercontinental Exch COM          45865V100    1,822.00    14714SH              Other              14714       0
Affiliated Managers GrCOM          008252108    1,782.00    13690SH              Other              13690       0
Mettler Toledo Int.   COM           592688105   1,769.00     9153SH              Other               9153       0
RPC Inc               COM           749660106   1,752.00   143174SH              Other             143174       0
Adobe Systems         COM          00724F101    1,711.00    45407SH              Other              45407       0
Cracker Barrell       COM          22410j106    1,707.00    26557SH              Other              26557       0
LPL Financial HoldingsCOM          50212v100    1,703.00    60469SH              Other              60469       0
CSX Corp.             COM           126408103   1,662.00    84222SH              Other              84222       0
Vistaprint N V        COM          N93540107    1,658.00    50463SH              Other              50463       0
FMC Corp              COM           302491303   1,656.00    28301SH              Other              28301       0
Tanger Factory Outlet COM           875465106   1,652.00    48294SH              Other              48294       0
Coach Inc             COM           189754104   1,642.00    29580SH              Other              29580       0
Celanese Corp         COM           150870103   1,618.00    36334SH              Other              36334       0
Aarons Inc            COM          002535300    1,614.00    57060SH              Other              57060       0
Prosperity Bancshares COM           743606105   1,610.00    38330SH              Other              38330       0
MSCI Inc Class A      COM          55354g100    1,604.00    51747SH              Other              51747       0
Paccar Inc            COM           693718108   1,602.00    35443SH              Other              35443       0
Riverbed Technology   COM           768573107   1,578.00    79996SH              Other              79996       0
B/E Aerospace Inc     COM          073302101    1,576.00    31901SH              Other              31901       0
Albemarle Corp        COM          012653101    1,531.00    24638SH              Other              24638       0
IPG Photonics Corp    COM          44980X109    1,521.00    22826SH              Other              22826       0
Tech Data             COM           878237106   1,514.00    33254SH              Other              33254       0
Marketaxess Holdings  COM          57060D108    1,512.00    42819SH              Other              42819       0
Grand Canyon Educat   COM          38526M106    1,483.00    63190SH              Other              63190       0
Inland Real Estate    COM           457461200   1,473.00   175718SH              Other             175718       0
Cognizant Tech        COM           192446102   1,453.00    19673SH              Other              19673       0
Wabtec Corp           COM           929740108   1,443.00    16478SH              Other              16478       0
DXP Enterprises Inc   COM           233377407   1,434.00    29230SH              Other              29230       0
Whiting Petroleum     COM           966387102   1,403.00    32358SH              Other              32358       0
Madden Steven Ltd     COM           556269108   1,400.00    33124SH              Other              33124       0
Mistras Group, Inc.   COM          60649t107    1,385.00    56105SH              Other              56105       0
Cummins Inc.          COM           231021106   1,380.00    12740SH              Other              12740       0
Baker Hughes Inc      COM          057224107    1,377.00    33721SH              Other              33721       0
Sigma-Aldrich Corp    COM           826552101   1,369.00    18609SH              Other              18609       0
Check Point Software  COM          m22465104    1,365.00    28656SH              Other              28656       0
Gardner Denver Inc    COM           365558105   1,347.00    19659SH              Other              19659       0
Priceline.com Inc     COM           741503403   1,297.00     2091SH              Other               2091       0
Jack Henry & Ass      COM           426281101   1,287.00    32788SH              Other              32788       0
Becton Dickinson      COM          075887109    1,268.00    16213SH              Other              16213       0
Carbo Ceramics Inc    COM           140781105   1,266.00    16163SH              Other              16163       0
Petsmart Inc          COM           716768106   1,257.00    18389SH              Other              18389       0
Teradata Corp         COM          88076W103    1,246.00    20134SH              Other              20134       0
Dicks Sporting Good   COM           253393102   1,245.00    27371SH              Other              27371       0
Estee Lauder Corp.    COM           518439104   1,239.00    20698SH              Other              20698       0
Ctrip Com Intl Ltd AdrCOM          22943F100    1,229.00    54247SH              Other              54247       0
LKQ Corp              COM           501889208   1,224.00    58029SH              Other              58029       0
Penske Automotive Gr  COM          70959w103    1,219.00    40504SH              Other              40504       0
Oneok Inc New         COM           682680103   1,169.00    27348SH              Other              27348       0
Westar Energy Inc     COM          95709T100    1,169.00    40848SH              Other              40848       0
Sensient Technologies COM          81725T100    1,154.00    32441SH              Other              32441       0
Portfolio Recovery AssCOM          73640q105    1,131.00    10580SH              Other              10580       0
Gentex Corp           COM           371901109   1,095.00    58104SH              Other              58104       0
Casys Gen Stores Inc  COM           147528103   1,090.00    20535SH              Other              20535       0
Tim Hortons Inc       COM          88706M103    1,085.00    22063SH              Other              22063       0
McCormick & Co.       COM           579780206   1,072.00    16870SH              Other              16870       0
WEX Inc.              COM          96208T104    1,063.00    14106SH              Other              14106       0
FactSet Research SysteCOM           303075105   1,047.00    11892SH              Other              11892       0
Lorillard Inc.        COM           544147101   1,042.00     8934SH              Other               8934       0
Bristow Group Inc     COM           110394103   1,041.00    19392SH              Other              19392       0
Rollins Inc           COM           775711104     971.00    44041SH              Other              44041       0
Celgene Corp          COM           151020104     950.00    12107SH              Other              12107       0
CA Inc                COM          12673P105      946.00    43055SH              Other              43055       0
Monro Muffler Brake   COM           610236101     933.00    26732SH              Other              26732       0
Alexandria Real Est   COM          015271109      923.00    13313SH              Other              13313       0
AGL Resources Inc.    COM          001204106      921.00    23034SH              Other              23034       0
Syntel Inc            COM          87162H103      865.00    16126SH              Other              16126       0
World Fuel Services   COM           981475106     843.00    20484SH              Other              20484       0
McKesson Corp         COM          58155Q103      701.00     7227SH              Other               7227       0
Tal International Gr  COM           874083108     663.00    18216SH              Other              18216       0
Synnex Corp           COM          87162W100      642.00    18668SH              Other              18668       0
Micros Systems        COM           594901100     618.00    14555SH              Other              14555       0
Heinz (H.J.) Co.      COM           423074103     564.00     9776SH              Other               9776       0
Artesian Res Corp Cl ACOM          043113208      526.00    23441SH              Other              23441       0
Sunoco Logistics LP   COM          86764l108      468.00     9415SH              Other               9415       0
Hubbell Inc Class B   COM           443510201     449.00     5311SH              Other               5311       0
Southern Co           COM           842587107     444.00    10381SH              Other              10381       0
Seadrill Limited      COM          G7945E105      430.00    11677SH              Other              11677       0
Hospitality PropertiesCOM          44106M102      425.00    18131SH              Other              18131       0
HomeAway Inc          COM          43739q100      423.00    19219SH              Other              19219       0
American Water Works  COM          030420103      395.00    10635SH              Other              10635       0
Sohu.com Inc          COM          83408W103      364.00     7693SH              Other               7693       0
Holly Energy Partners COM           435763107     360.00     5472SH              Other               5472       0
Darden Restaurants IncCOM           237194105     336.00     7462SH              Other               7462       0
Arch Capital Group    COM          g0450a105      316.00     7176SH              Other               7176       0
UNS Energy Corp       COM           903119105     302.00     7115SH              Other               7115       0
QualComm              COM           747525103     239.00     3863SH              Other               3863       0
ITC Holdings          COM           465685105     238.00     3095SH              Other               3095       0
REPORT SUMMARY              93  DATA RECORDS  111,141.00

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